UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

DREYFUS INSTITUTIONAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Money Market Series
March 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--11.5%	Principal Amount ($)	Value ($)

Union Bank of California, N.A.
5.32%, 7/20/07	15,000,000	15,000,000
Washington Mutual Bank
5.33%, 5/1/07	15,000,000	14,999,913
Wilmington Trust Co., DE
5.32%, 6/7/07	15,000,000	15,000,137
Total Negotiable Bank Certificates of Deposit
(cost $45,000,050)		45,000,050
Commercial Paper--77.0%

Amstel Funding Corp.
5.30%, 6/5/07	15,000,000 a	14,858,354
Atlantis One Funding Corp.
5.31%, 6/21/07	15,000,000 a	14,823,319
Barclays U.S. Funding Corp.
5.25%, 6/8/07	15,000,000	14,855,217
BNP Paribas Finance Inc.
5.25%, 6/6/07	15,000,000	14,859,338
Bryant Park Funding LLC
5.29%, 5/4/07	15,000,000 a	14,927,950
CHARTA LLC
5.31%, 5/24/07	14,200,000 a	14,090,455
Citigroup Funding Inc.
5.34%, 5/14/07	5,000,000	4,968,586
Deutsche Bank Financial LLC
5.39%, 4/2/07	15,000,000	14,997,754
FCAR Owner Trust, Ser. I
5.32%, 5/8/07	15,000,000	14,919,063
Gemini Securitization Corp., LLC
5.30%, 6/4/07	15,000,000 a	14,860,533
Greenwich Capital Holdings Inc.
5.38%, 4/2/07	15,000,000	14,997,758
Harrier Finance Funding Ltd.
5.28% - 5.31%, 6/7/07 - 7/13/07	10,000,000 a	9,877,176
HSBC Bank USA N.A.
5.33%, 5/7/07	15,000,000	14,922,150
ING (US) Funding LLC
5.33%, 8/21/07	15,000,000	14,692,925
Lexington Parker Capital Co. LLC
5.31%, 4/4/07	10,000,000 a	9,995,633
Picaros Funding LLC
5.33%, 6/5/07	15,000,000 a	14,858,354
Prudential Funding LLC
5.39%, 4/2/07	14,000,000	13,997,904
Sigma Finance Inc.
5.29%, 6/26/07	15,000,000 a	14,813,667
Simba Funding Corp.

5.31%, 5/21/07	15,000,000 a	14,890,833
Societe Generale N.A. Inc.
5.25%, 6/6/07	10,000,000	9,906,225
Solitaire Funding Ltd.
5.31%, 5/21/07	15,000,000 a	14,890,833
Stadshypotek Delaware Inc.
5.28%, 5/22/07	15,000,000 a	14,889,075
Total Commercial Paper
(cost $300,893,102)		300,893,102
Corporate Notes--8.9%

General Electric Capital Corp.
5.28%, 4/25/07	15,000,000 b	15,000,000
Wells Fargo & Co.
5.31%, 4/6/07	20,000,000 b	20,000,000
Total Corporate Notes
(cost $35,000,000)		35,000,000
Time Deposits--2.9%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.37%, 4/2/07
(cost $11,500,000)	11,500,000	11,500,000
Total Investments (cost $392,393,152)	100.3%	392,393,152
Liabilities, Less Cash and Receivables	(.3%)	(1,041,751)
Net Assets	100.0%	391,351,401

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $167,776,182 or 42.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Government Securities Series

March 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
Repurchase Agreements--100.0%	of Purchase (%)	Amount ($)	Value ($)

Banc of America Securities LLC
dated 3/30/07, due 4/2/07 in the amount of
$14,005,950 (fully collateralized by $4,596,000 U.S.
Treasury Bonds, 7.625%, due 11/15/22, value
$6,094,001 and $8,262,000 U.S. Treasury Notes,
3.125%, due 10/15/08, value $8,186,083)	5.10	14,000,000	14,000,000
Barclays Financial LLC
dated 3/30/07, due 4/2/07 in the amount of
$13,605,893 (fully collateralized by $14,947,954 U.S.
Treasury Strips, due 11/15/08, value $13,872,000)	5.20	13,600,000	13,600,000
Bear Stearns Cos. Inc.
dated 3/30/07, due 4/2/07 in the amount of $4,001,667
(fully collateralized by $4,175,000 U.S. Treasury
Strips, due 11/15/07, value $4,052,255)	5.00	4,000,000	4,000,000
Citigroup Global Markets Holdings Inc.
dated 3/30/07, due 4/2/07 in the amount of
$14,005,833 (fully collateralized by $14,381,000 U.S.
Treasury Bonds, 4.75%, due 2/15/37, value $14,280,078)	5.00	14,000,000	14,000,000
J.P. Morgan Chase & Co.
dated 3/30/07, due 4/2/07 in the amount of $4,001,693
(fully collateralized by $4,181,000 U.S. Treasury
Bills, due 9/27/07, value $4,080,000)	5.08	4,000,000	4,000,000
Morgan Stanley
dated 3/30/07, due 4/2/07 in the amount of
$14,005,973 (fully collateralized by $38,034,000 U.S.
Treasury Strips, due 2/15/27, value $14,280,246)	5.12	14,000,000	14,000,000
UBS Securities LLC
dated 3/30/07, due 4/2/07 in the amount of
$14,005,973 (fully collateralized by $39,060,000 U.S.
Treasury Strips, due 8/15/27, value $14,280,337)	5.12	14,000,000	14,000,000
Total Investments (cost $77,600,000)		100.0%	77,600,000
Liabilities, Less Cash and Receivables		(.0%)	(26,582)
Net Assets		100.0%	77,573,418

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)